Form N-1A Cover	Jun. 26, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	JAMES ALPHA FUNDS TRUST
Document Effective Date	Jun. 29, 2026
Entity Central Index Key	0001829774
Document Creation Date	Jun. 26, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	Jun. 29, 2026